Net Income (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of Net Income (Loss) Per Share

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
	$	$	$	$
Net income (loss) attributable to shareholders of Teekay Corporation	65,912	(42,987)	56,148	(43,475)

Weighted average number of common shares	72,697,121	72,036,526	72,623,503	71,687,549
Dilutive effect of stock-based compensation	780,559	—	755,724	—

Common stock and common stock equivalents	73,477,680	72,036,526	73,379,228	71,687,549

Income (Loss) per common share:
– Basic	0.91	(0.60)	0.77	(0.61)
– Diluted	0.90	(0.60)	0.77	(0.61)